Master Trust A Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP Hourly DPS Plan | Master Trust A
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets	At December 31, 2024, the net assets of Master Trust A were as follows (in thousands of dollars):

	2024
	Master Trust A Balances	Plan’s interest in Master Trust A Balances
Investments at fair value:
Collective investment funds	$2,396,791	$270,426
Registered investment companies	554,006	56,054
Government securities	115,076	19,553
Other	9,038	2,023
Total investments at fair value	3,074,911	348,056
Investments at contract value:
Fully benefit-responsive investment contracts	559,727	154,479
Total Investments	3,634,638	502,535

Receivables:
Interest and dividend income	1,035	—

Payables:
Administrative expenses	(265)	—

Net assets	$3,635,408	$502,535

Master Trust A investment activities for the period of January 1, 2025 through the Transition were as follows (in thousands of dollars):

Interest and dividends	$8,105
Net appreciation in fair value of investments	222,238
Investment income	$230,343

Plan’s interest in investment income from Master Trust A	$41,462